Provisions	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions

28	Provisions

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2022	383	619	386	558	1,946
Additions	434	271	60	206	971
Amounts utilised	(288)	(393)	(106)	(168)	(955)
Unused amounts reversed	(87)	(82)	(109)	(125)	(403)
Exchange and other movements	3	(6)	(36)	(74)	(113)
At 31 Dec 2022	445	409	195	397	1,446
Contractual commitments[1]
At 1 Jan 2022					620
Net change in expected credit loss provision and other movements					(108)
At 31 Dec 2022					512
Total provisions
At 31 Dec 2021					2,566
At 31 Dec 2022					1,958

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2021	671	756	858	305	2,590
Additions	347	249	192	471	1,259
Amounts utilised	(499)	(316)	(548)	(58)	(1,421)
Unused amounts reversed	(170)	(59)	(113)	(124)	(466)
Exchange and other movements	34	(11)	(3)	(36)	(16)
At 31 Dec 2021	383	619	386	558	1,946
Contractual commitments[1]
At 1 Jan 2021					1,088
Net change in expected credit loss provision and other movements					(468)
At 31 Dec 2021					620
Total provisions
At 31 Dec 2020					3,678
At 31 Dec 2021					2,566
1    Contractual commitments include the provision for contingent liabilities measured under IFRS 9 ‘Financial Instruments’ in respect of financial guarantees and the expected credit loss provision on off-balance sheet guarantees and commitments.
Further details of ‘Legal proceedings and regulatory matters’ are set out in Note 35. Legal proceedings include civil court, arbitration or tribunal proceedings brought against HSBC companies (whether by way of claim or counterclaim) or civil disputes that may, if not settled, result in court, arbitration or tribunal proceedings. Regulatory matters refer to investigations, reviews and other actions carried out by, or in response to the actions of, regulators or law enforcement agencies in connection with alleged wrongdoing by HSBC.
Customer remediation refers to HSBC’s activities to compensate customers for losses or damages associated with a failure to comply with regulations or to treat customers fairly. Customer remediation is often initiated by HSBC in response to customer complaints and/or industry developments in sales practices and is not necessarily initiated by regulatory action.
For further details of the impact of IFRS 9 on undrawn loan commitments and financial guarantees, presented in ‘Contractual commitments’, see Note 33. This provision results from the adoption of IFRS 9 and has no comparatives. Further analysis of the movement in the expected credit loss provision is disclosed within the ’Reconciliation of allowances for loans and advances to banks and customers including loan commitments and financial guarantees’ table on page 195.